Significant Accounting Policies - Investments in Associates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies [Abstract]
Percentage of voting interest threshold for significant influence	20.00%
modification gain (loss) recognized	$ 0
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity	(2,353,084,000)		$ (2,585,345,000)	$ (1,448,523,000)
Retained Earnings (Deficit)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity	$ (327,566,000)		$ (446,591,000)	$ 108,298,000
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member] | Retained Earnings (Deficit)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity		$ 1,300,000